OPERATING EXPENSES - Summary of Operating Expenses (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	$ 10,713	$ 8,744	$ 20,325	$ 17,008
Total technology expenses	3,094	2,464	6,309	4,704
Total general and administrative expenses	6,237	6,928	12,541	12,466
People costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	6,615	5,655	12,872	10,619
Total technology expenses	2,269	1,779	4,724	3,465
Total general and administrative expenses	3,110	2,908	6,100	5,326
Employees' bonuses related to acquisition
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	0	115	0	165
External marketing expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	1,507	1,485	3,027	2,926
External content
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	694	734	1,742	1,823
Amortization of intangible assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	1,057	105	1,230	282
Total technology expenses	307	193	589	395
Share-based payment expense
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	240	92	404	184
Total technology expenses	16	8	65	15
Total general and administrative expenses	1,464	1,153	2,088	1,900
Other
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total sales and marketing expenses	600	558	1,050	1,009
Total technology expenses	166	131	320	251
Total general and administrative expenses	703	495	1,356	1,025
Software and subscriptions
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total technology expenses	336	353	611	578
Legal and consultancy fees
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	931	1,156	1,729	2,336
Secondary offering related costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	0	733	0	733
Acquisition related costs
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	(450)	21	357	243
Insurance
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	96	166	205	338
Short-term leases
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	126	114	280	217
Amortization of right-of-use-assets
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	186	119	285	228
Depreciation of property and equipment
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Total general and administrative expenses	$ 71	$ 63	$ 141	$ 120